Equity (Details) - Schedule of share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Capital [Abstract]
Authorized	25,000,000	25,000,000
Issued	15,886,287	15,862,887
Outstanding	15,317,667	15,294,267